Offerings - Offering: 1	Apr. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.10 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	46.90
Maximum Aggregate Offering Price	$ 469,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 64,768.90
Offering Note	(1) In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein. Pursuant to Rule 457(h)(2), no separate registration fee is required with respect to the interests in the Plan. This registration statement also relates to an indeterminate number of shares of Verizon Communications Inc., a Delaware corporation ("Verizon"), common stock, par value $0.10 per share (the "Common Stock"), that may be issued as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions. (2) Estimated pursuant to paragraph (c) of Rule 457 solely for the purpose of calculating the registration fee, based upon the average of the reported high and low sales prices for a share of Common Stock on April 29, 2026, as reported on the New York Stock Exchange.